LIENS, GUARANTEES AND COMMITMENTS	12 Months Ended
Dec. 31, 2022
Liens Guarantees And Commitments [Abstract]
LIENS, GUARANTEES AND COMMITMENTS

NOTE 25 - LIENS, GUARANTEES AND COMMITMENTS

a. Liens

1) As of the approval date of the financial statements, the company has floating charge obligation to an Israeli bank to secure credit line facility and the activity related in the Israeli bank.

2) The Company has a frame bank guarantee provided by an Israeli bank of NIS 5,000,000 ($1,491 thousand) and used the bank guarantees below:

a) In respect of a bank guarantee provided by an Israeli bank for a lessor, the Company provided a NIS 3,192,000 ($952 thousand) liens, which is under a charge to secure the guarantee.

b) In respect of a bank guarantee provided by an Israeli bank for a government authorities, the Company provided a NIS 712,000 ($212 thousand) deposit, which is under a charge to secure the guarantee.

3) In respect of a bank guarantee provided to Israeli bank for OTI, fully own subsidiary, the Company provided an amount of GBP 1,750 thousand ($2,283 thousand), to secure OTI's short term bank loan. See note 6 and 13.

b. Contingent liability

As of the date of the approval of these financial statements, there are no lawsuits pending against the Group.

c. Commitments

1. As part of an agreement with a European processing agency for the provision of loans, the Group has undertaken in December 4, 2022 to reach, aggregate, a minimum processing turnover of Euro 250 million ($264 million) transactions per annum and to reach minimum turnover of 3.5 million transactions per month which includes at least 55% through Visa credit. The agreement stipulates that in the event that the Group fails to meet the assignable thresholds, the event shall constitute a breach event (as defined in the agreement), which will establish a contractual right for the acquirer the right to demand of an immediate repayment of the outstanding balance of the loans. See note 14c

2. In November 2016 and February 2018, the Company and the processing agency entered into a processing agreement where under the Group undertakes to reach a minimum processing turnover in Europe. Furthermore, under the agreement a minimum fee will be paid out of the processing funds that are cleared using the processing agency’s services. In 2020, the Company signed an agreement to extend the terms of minimum processing turnover until December 31, 2025. As of December 31, 2022 and the date of these financial statements, no changes regarding to processing agreement took place.